Financial instruments - Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 9,493	$ 7,381
Financial liabilities	(4,934)	(2,654)
Interest rate risk | Fixed-rate instruments | Other investments
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4,004	3,223
Interest rate risk | Fixed-rate instruments | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	3,433	2,964
Interest rate risk | Fixed-rate instruments | Bank loans
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(261)	(158)
Interest rate risk | Variable-rate instruments | Bank loans
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (56)	$ (48)